Calculation of Pro Forma Earnings Per Share (Parenthetical) (Detail) (Restricted Stock [Member], Pro Forma [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member] | Pro Forma [Member]
Schedule Of Earnings Per Share [Line Items]
Dilutive effect of restricted common shares	1,176	1,176